Deposits (Tables)	12 Months Ended
Oct. 31, 2022
Statement [Line Items]
Summary of Deposit Liabilities

Deposits
(millions of Canadian dollars)	As at
	By Type			By Country			October 31 2022	October 31 2021
	Demand	Notice	Term 1	Canada	United States	International	Total	Total
Personal	$21,745	$569,432	$69,661	$315,516	$345,322	$–	$660,838	$633,498
Banks	15,331	256	22,676	25,021	9,769	3,473	38,263	20,917
Business and government 2	134,170	206,563	190,136	365,172	160,218	5,479	530,869	470,710
	171,246	776,251	282,473	705,709	515,309	8,952	1,229,970	1,125,125
Trading	–	–	23,805	13,564	2,225	8,016	23,805	22,891
Designated at fair value through profit or loss 3	–	–	162,645	43,796	67,235	51,614	162,645	113,905
Total	$171,246	$776,251	$468,923	$763,069	$584,769	$68,582	$1,416,420	$1,261,921
Non-interest-bearing deposits included above
In domestic offices							$76,551	$72,705
In foreign offices							91,175	82,756
Interest-bearing deposits included above
In domestic offices							686,518	626,562
In foreign offices							552,678	479,890
U.S. federal funds deposited							9,498	8
Total 2,4							$1,416,420	$1,261,921

1
Includes $89.4 billion (October 31, 2021 – $43.1 billion) of senior debt which is subject to the bank recapitalization
“bail-in”
regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

2	Includes $34 billion relating to covered bondholders (October 31, 2021 – $25.1 billion) and nil (October 31, 2021 – $0.5 billion) due to Trust IV.
3
Financial liabilities designated at FVTPL on the Consolidated Balance Sheet also includes $140.5 million (October 31, 2021 – $83.3 million) of loan commitments and financial guarantees designated at FVTPL.

4	Includes deposits of $814.9 billion (October 31, 2021 – $719.8 billion) denominated in U.S. dollars and $84.4 billion (October 31, 2021 – $43.6 billion) denominated in other foreign currencies.

Maturity Schedule of Term Deposits

Term Deposits by Remaining Term-to-Maturity
(millions of Canadian dollars)	As at
							October 31 2022	October 31 2021
	Within 1 year	Over 1 year to 2 years	Over 2 years to 3 years	Over 3 years to 4 years	Over 4 years to 5 years	Over 5 years	Total	Total
Personal	$43,791	$12,801	$6,187	$6,772	$79	$31	$69,661	$51,081
Banks	22,670	–	–	–	3	3	22,676	9,409
Business and government	87,517	26,060	27,588	11,093	24,711	13,167	190,136	115,101
Trading	14,153	4,181	1,917	1,039	1,180	1,335	23,805	22,891
Designated at fair value through profit or loss	161,745	804	96	–	–	–	162,645	113,905
Total	$329,876	$43,846	$35,788	$18,904	$25,973	$14,536	$468,923	$312,387

Within 1 year [member]
Statement [Line Items]
Maturity Schedule of Term Deposits

Term Deposits due within a Year
(millions of Canadian dollars)	As at
				October 31 2022	October 31 2021
	Within 3 months	Over 3 months to 6 months	Over 6 months to 12 months	Total	Total
Personal	$11,423	$10,173	$22,195	$43,791	$36,187
Banks	22,606	51	13	22,670	9,401
Business and government	52,015	10,095	25,407	87,517	42,887
Trading	6,265	4,390	3,498	14,153	16,086
Designated at fair value through profit or loss	40,474	52,497	68,774	161,745	112,778
Total	$132,783	$77,206	$119,887	$329,876	$217,339